Finance Liabilities	6 Months Ended
Jun. 30, 2026
Finance Liabilities [Abstract]
Finance Liabilities
8.
Finance Liabilities
On
March
29,
2022,
the
Company
sold
Florida
to
an
unrelated
third
party
and
leased
back
the
vessel
from
the
buyer
for
a
period
of
ten years
,
under
which
the
Company
pays
a
fixed
monthly
hire.
The
Company has the
option to repurchase the
vessel at specific prices,
after the end
of the third
year of the
charter period and for each year thereafter,
and the obligation to purchase the vessel on the expiration
of
the lease on the tenth year.
On August 17, 2022, the
Company entered into
two
sale and leaseback agreements with two
unaffiliated
third
parties
for
New
Orleans
and
Santa
Barbara
.
The
vessels
were
delivered
to
their
buyers
on
September
8,
2022
and September
12,
2022, respectively
and the
Company
chartered-in both
vessels
under bareboat
charter parties
for a
period of
eight years
, each,
under which
the Company
pays a
fixed
monthly
hire.
Under
the
bareboat
charter,
the
Company
has
the
option
to
repurchase
the
vessel
at
specific prices,
after the
end of
the third
year of
the charter
period and
for each
year thereafter,
and the
obligation to purchase the vessel on the expiration of the lease on the eighth year.
On
December 6,
2022, the
Company sold
DSI Andromeda
to
an unrelated
third
party and
leased back
the vessel under a bareboat agreement, for a period of ten years , under which the Company pays a fixed monthly
hire.
The Company
has the
option to
repurchase the
vessel at
specific
prices, after
the
end
of
the third year of the charter period and for each year thereafter, and the obligation to purchase the vessel
on the expiration of the lease on the tenth year.
The
Company
determined that,
under
ACS
842-40
Sale
and
Leaseback
Transactions,
the
transactions
are
failed
sales
and
consequently the
assets
were
not
derecognized from
the
financial
statements
and
the proceeds from
the sale of
the vessels were
accounted for as
financial liabilities. As
of June 30,
2026
and
December
31,
2025,
finance
liability
amounted
to
$
10,264
and
$
10,041
,
respectively,
included
in
finance
liabilities,
current
and
$
98,109
and
$
103,259
respectively
included
in
finance
liabilities,
net
of
current
portion.
As
of
June
30,
2026,
the
weighted
average
remaining
lease
term
of
the
above
lease
agreements was 5.22
years, the weighted
average interest rate
was
4.83
% and the
sublease income for
the six
months ended
June 30,
2026 and
2025 was
$
16,587
and $
14,603
, respectively,
included in
time
charter revenues.
As of
June 30,
2026, and
throughout the
term of
the leases,
the Company
has annual
finance liabilities
as shown in the table below:
Period Principal Repayment
Year 1 $ 10,438
Year 2 10,916
Year 3 11,358
Year 4 11,852
Year 5 33,494
Year 6 and
thereafter
31,015
Total $ 109,073